Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Investments and Fair Value
The following table provides by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

(in thousands)	2025
Description	Total Level 1	Total
Registered investment companies	$31,470	$31,470
Duke Energy common stock	1,040,764	1,040,764
Separately managed accounts:
Publicly-traded stock	518,520	518,520
Cash equivalents	9,031	9,031
BrokerageLink	1,211,674	1,211,674
Total	2,811,459	2,811,459
Common collective trusts measured at NAV		9,195,871
Total investments at fair value		$12,007,330
The following table provides by level, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2024:

(in thousands)	2024
Description	Total Level 1	Total
Registered investment companies	$23,413	$23,413
Duke Energy common stock	1,051,141	1,051,141
Separately managed accounts:
Publicly-traded stock	492,601	492,601
Cash equivalents	6,892	6,892
BrokerageLink	1,073,318	1,073,318
Total	2,647,365	2,647,365
Common collective trusts measured at NAV		8,005,235
Total investments at fair value		$10,652,600